Restricted Stock Plan	12 Months Ended
Sep. 30, 2016
Restricted Stock Plan [Abstract]
Restricted Stock Plan

9. RESTRICTED STOCK PLAN

In March 2010, shareholders approved the Panhandle Oil and Gas Inc. 2010 Restricted Stock Plan (2010 Stock Plan), which made available 200,000 shares of Common Stock to provide a long-term component to the Company’s total compensation package for its officers and to further align the interest of its officers with those of its shareholders. In March 2014, shareholders approved an amendment to increase the number of shares of common stock reserved for issuance under the 2010 Stock Plan from 200,000 shares to 500,000 shares and to allow the grant of shares of restricted stock to our directors. The 2010 Stock Plan is designed to provide as much flexibility as possible for future grants of restricted stock so the Company can respond as necessary to provide competitive compensation in order to retain, attract and motivate officers of the Company and to align their interests with those of the Company’s shareholders.

In June 2010, the Company began awarding shares of the Company’s Common Stock as restricted stock (non-performance based) to certain officers. The restricted stock vests at the end of the vesting period and contains nonforfeitable rights to receive dividends and voting rights during the vesting period. The fair value of the shares was based on the closing price of the shares on their award date and will be recognized as compensation expense ratably over the vesting period. Upon vesting, shares are expected to be issued out of shares held in treasury.

In December 2010, the Company also began awarding shares of the Company’s Common Stock, subject to certain share price performance standards (performance based), as restricted stock to certain officers. Vesting of these shares is based on the performance of the market price of the Common Stock over the vesting period. The fair value of the performance shares was estimated on the grant date using a Monte Carlo valuation model that factors in information, including the expected price volatility, risk-free interest rate and the probable outcome of the market condition, over the expected life of the performance shares. Compensation expense for the performance shares is a fixed amount determined at the grant date and is recognized over the vesting period regardless of whether performance shares are awarded at the end of the vesting period. Should the shares vest, they are expected to be issued out of shares held in treasury.

In May 2014, the Company also began awarding shares of the Company’s Common Stock as restricted stock (non-performance based) to its non-employee directors. The restricted stock vests quarterly during the calendar year of the award and contains nonforfeitable rights to receive dividends and voting rights during the vesting period. The fair value of the shares was based on the closing price of the shares on their award date and will be recognized as compensation expense ratably over the vesting period. Upon vesting, shares are expected to be issued out of shares held in treasury.

Compensation expense for the restricted stock awards is recognized in G&A.

The following table summarizes the Company’s pre-tax compensation expense for the years ended September 30, 2016, 2015 and 2014, related to the Company’s performance based and non-performance based restricted stock.

	Year Ended September 30,
	2016	2015	2014
Performance based, restricted stock	$390,655	$480,159	$287,789
Non-performance based, restricted stock	390,824	414,968	371,531
Total compensation expense	$781,479	$895,127	$659,320

A summary of the Company’s unrecognized compensation cost for its unvested performance based and non-performance based restricted stock and the weighted-average periods over which the compensation cost is expected to be recognized are shown in the following table.

	Unrecognized Compensation Cost	Weighted Average Period (in years)
Performance based, restricted stock	$207,856	1.69
Non-performance based, restricted stock	304,409	1.52
Total	$512,265

Upon vesting, shares are expected to be issued out of shares held in treasury.

A summary of the status of unvested shares of restricted stock awards and changes is presented below:

	Performance Based Unvested Restricted Shares	Weighted Average Grant-Date Fair Value	Non- Performance Based Unvested Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested shares as of September 30, 2013	93,190	$8.82	59,768	$14.53

Granted	36,558	8.07	20,022	20.47
Vested	(720)	9.77	(23,437)	17.21
Forfeited	(16,844)	9.77	-	-
Unvested shares as of September 30, 2014	112,184	$8.42	56,353	$15.52

Granted	35,485	12.18	22,028	19.25
Vested	(10,209)	9.73	(38,415)	16.58
Forfeited	(25,209)	9.73	-	-
Unvested shares as of September 30, 2015	112,251	$9.20	39,966	$16.56

Granted	40,446	9.32	26,478	16.37
Vested	(10,197)	7.59	(23,433)	16.91
Forfeited	(28,083)	7.59	-	-
Unvested shares as of September 30, 2016	114,417	$9.79	43,011	$16.25

The intrinsic value of the vested shares in 2016 was $579,647.